DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

22. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007 the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2010 mature in 2012-2015.

        Further, in 2009 the Group entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD and Euro-denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. These contracts also included an interest rate swap of a fixed USD and Euro-denominated interest rate to a fixed RUB-denominated interest rate. The instruments were qualified for cash flow hedge accounting under U.S. GAAP requirements. Each cross-currency interest swap matched the interest and principal payments of the underlying debt allowing for highly-effective hedges. Cross-currency interest rate swap contracts outstanding as of December 31, 2010 mature in 2011.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2010 and 2009.

		December 31,
	Statement of financial position location
		2010	2009
Asset derivatives
Interest rate swaps	Other non-current assets	$3,322	$3,391

Total		$3,322	$3,391

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(31,315)	$(32,636)
Cross-currency interest rate swaps	Other payables	(3,469)	(9,211)
Cross-currency interest rate swaps	Other long-term liabilities	—	(17,348)

Total		$(34,784)	$(59,195)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008.

		Year ended December 31,
	Location of loss recognized	2010	2009	2008
Interest rate swaps	Interest expense	$(32,726)	$(8,392)	$(2,002)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(37,820)	(24,299)	—

Total		$(70,546)	$(32,691)	$(2,002)

        An amount of $3.5 million, the ineffective portion of interest rate swap arrangements, was included in interest expense in consolidated statement of operations for the year ended December 31, 2010.

        The ineffective portion of interest rate swap arrangements amount of $0.9 million was included in interest expense in the consolidated statement of operations for the year ended December 31, 2009.

        On February 24, 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2009 with an original maturity in 2011-2012. The voluntary prepayment of principal and interest in amount of $707.4 million as of February 24, 2010 resulted in an immediate termination of hedging relationship of interest rate swap agreements related to the Syndicated Loan Facility. Consequently, $12.0 million of accumulated other comprehensive loss were reclassified into earnings (interest expense).

        An amount of $2.0 million, the ineffective portion of cross-currency swap arrangements, was included in currency exchange and transaction gain in the consolidated statement of operations for the year ended December 31, 2010.

        The ineffective portion of cross-currency interest rate swap arrangements in amount of $4.5 million was included in currency exchange and transaction loss in the consolidated statement of operations for the year ended December 31, 2009.

        On October 21, 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2006 with an original maturity in 2011. The voluntary prepayment of principal and interest of $162.2 million as of October 21, 2010 resulted in an immediate termination of hedging relationship of cross-currency swap agreements related to the Syndicated Loan Facility. Consequently, $3.2 million of accumulated other comprehensive loss were reclassified into earnings (currency exchange and transaction gain).

        The following table presents the effect of the Group's derivative instruments designated as hedges in accumulated other comprehensive income for the years ended December 31, 2010, 2009 and 2008.

	2010	2009	2008
Accumulated derivatives loss, beginning of the year	$(40,293)	$(16,714)	$(355)
Fair value adjustments on hedging derivatives	(39,757)	(28,764)	(18,361)
Amounts reclassified into earnings during the period	65,185	5,185	2,002

Accumulated derivatives loss, end of the year	$(14,865)	$(40,293)	$(16,714)

        As of December 31, 2010, the outstanding hedge instruments were highly effective. Approximately $7.0 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedge instruments were included in the cash flows from operating activities in the consolidated statement of cash flows for the years ended December 31, 2010, 2009 and 2008.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009 the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements the Group has a combination of put and call option rights to acquire $330.0 million at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements will mature in 2011-2012.

        Buy-out put option—On December 23, 2010, simultaneously with the meeting of MTS' shareholders (Note 1), the meeting of Comstar-UTS' shareholders approved the reorganization of Comstar-UTS through the statutory merger into MTS OJSC. In accordance with the Russian legislation, shareholders who voted against or did not vote on the merger have the right to sell their shares back to Comstar-UTS for cash at a price set by the company's Boards of Directors, subject to the statutory limit of 10% of the company's net asset value under the Russian Accounting Standards. Eligible shareholders shall file a buyout demand within no later than 45 (forty five) days after the adoption of the resolution on reorganization. The buy-out of shares shall be carried out within 30 days after the expiry of the period set for the buyout demand being made. Fair value of the Group's liability under the put option as of December 31, 2010 was estimated at $11.6 million using an option pricing model.

        Purchased call option—In 2008 in order to mitigate the exposure resulting from the employee phantom option program introduced in April 2008 (Note 25), Comstar-UTS acquired a phantom call option on its GDRs for $19.4 million from an investment bank. The amount of cash paid was included in the cash flows from investing activities in the consolidated statement of cash flows for the year ended December 31, 2008. The agreement entitles Comstar-UTS to receive in the second quarter of 2010 a payment equal to the difference between the average of daily volume-weighted average trading prices of GDRs on the London Stock Exchange for the period between February 1 and March 31, 2010 and the phantom option exercise price of USD 10.2368, if positive, multiplied by 9,000,000. Subsequent to the acquisition of the instrument, the Group estimated the fair value of the respective asset using an option pricing model and re-measured it as of each reporting date. In April 2010 the purchased call option expired unexercised as it was out-of-the-money.

        Written call and put option—In 2006, simultaneously with the acquisition of the 25% stake plus one share in Svyazinvest (Note 15), MGTS Finance S.A. and "2711 Centerville Cooperatief U.A." ("2711 UA"), an affiliate of Mustcom Limited, signed a call and put option agreement, which gives 2711 UA a right to purchase 46,232,000 shares of Comstar-UTS, representing 11.06% of total issued shares, from MGTS Finance S.A and sell them back to MGTS Finance S.A. The call option acquired by 2711 UA could be exercised at a strike price of USD 6.97 per share at any time following the signing of the agreement with respect to 10.5% of Comstar-UTS' shares. The call option for the remaining 0.56% stake could be exercised at any time beginning from April 1, 2007. The call option was to expire in one year from the date of signing of the agreement. 2711 UA had a right to exercise its put option at any time within two years from the date of exercising the call option at a strike price, which will be calculated based on a weighted average price of Comstar-UTS' GDRs during the 90 trading days period preceding the exercise of the put option.

        On December 7, 2007, Access Telecommunications Cooperatief U.A. ("Access", previously known as 2711 UA) has exercised its call option for 46,232,000 shares and paid $322.2 million in cash to the Group.

        On August 25, 2008, Access has initiated a process of exercising the put option, and on November 26, 2008 has sold MGTS Finance S.A. 46,232,000 shares of Comstar-UTS for the total of $463.6 million, $100.0 million of which had been paid on November 26, 2008 in cash, with the remaining portion had been restructured in the form of an interest-bearing promissory note repayable in four monthly installments. Cash payment in the amount of $100.0 million was included in the financing activities' section of the Group's consolidated statement of cash flows for the year ended December 31, 2008.

        Currency forward—In December 2008, to mitigate foreign currency risks associated with the USD-denominated notes payable to Access, Comstar-UTS entered into forward contracts with MBRD to acquire $32.0 million and $68.0 million in January and February 2009, respectively, at a rate of RUB 27.85 per one USD. During the year ended December 31, 2009, the instrument was redeemed. Net cash proceeds from the redemption of the instrument in the amount of $20.2 million were included in cash flows from operating activities in the consolidated statement of cash flows.

        The following table presents the fair value of the Group's derivative instruments not designated as hedges in the consolidated statements of financial position as of December 31, 2010 and 2009.

		December 31,
	Statement of financial position location	2010	2009
Asset derivatives:
Foreign currency options	Other non-current assets	$247	$—

Total		$247	$—

Liability derivatives:
Foreign currency options	Other payables	$(92)	$(2,654)
Buy-out put option	Other payables	(11,636)	—
Foreign currency options	Other long-term liabilities	(2,520)	(1,627)

Total		$(14,248)	$(4,281)

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008.

		Year ended December 31,
	Location of gain/(loss) recognized	2010	2009	2008
Foreign currency options	Currency exchange and transaction gain/(loss)	$1,916	$(4,280)	—
Purchased call option	Change in fair value of derivatives	—	(5,420)	$(13,614)
Currency forward	Currency exchange and transaction gain	—	12,788	10,165
Written call and put option	Change in fair value of derivatives	—	—	(27,940)

Total		$1,916	$3,088	$(31,389)

  Fair value of derivative instruments

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2010:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets:
Interest rate swap agreements	—	$3,322	—	$3,322
Currency option agreements	—	247	—	247
Liabilities:
Interest rate swap agreements	—	$(31,315)	—	$(31,315)
Buy-out put option	—	(11,636)	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)	—	(3,469)
Currency option agreements	—	(2,612)	—	(2,612)

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis as of December 31, 2009:

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2009
Assets:
Interest rate swap agreements	—	$3,391	—	$3,391
Liabilities:
Interest rate swap agreements	—	$(32,636)	—	$(32,636)
Cross-currency interest rate swap agreements	—	(26,559)	—	(26,559)
Currency option agreements	—	(4,281)	—	(4,281)